MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 1, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:  MONEY MARKET OBLIGATION TRUST (the “Registrant”)

 Federated Government Obligations Fund

 Federated Prime Cash Obligations Fund

 Federated Tax-Free Obligations Fund (collectively, the “Funds”)

Advisor Shares

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Post-Effective Amendment No. 199 under the Securities Act of 1933 and Amendment No. 201 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Funds is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective in 60 days pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add Advisor Shares to the Funds.

We respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

If you have any questions on the enclosed material, please contact me at (724) 720-8830.

Very truly yours,

/s/ Susan J. Orban

Susan J. Orban

Senior Paralegal

Enclosures